STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 09, 2024	Dec. 18, 2023	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital stock authorized				56,000,000
Preferred stock, shares outstanding				0		0	0	0	0
Warrant exercise price				$ 0.01		$ 0.01
Amount due						$ 3,018,750	$ 3,018,750
Combination value				$ 325,000
Shares Issued, Price Per Share						$ 10.10
Proceeds from Issuance Initial Public Offering							$ 84,525,000
Share price				$ 10.00
Preferred stock, shares authorized				10,000,000		1,000,000	1,000,000	10,000,000	10,000,000
Preferred stock, par value				$ 0.001		$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Preferred stock, shares issued				0		0	0	0	0
Common stock, stock authorized				50,000,000				500,000,000	50,000,000
Common stock, par value				$ 0.0001				$ 0.001	$ 0.001
Common stock, shares issued				22,257,838				10,000	10,000
Common stock, shares outstanding				22,257,838				10,000	10,000
Restated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding								0	0
Preferred stock, shares authorized								10,000,000	10,000,000
Preferred stock, par value								$ 0.001	$ 0.001
Preferred stock, shares issued								0	0
Common stock, stock authorized								50,000,000	50,000,000
Common stock, par value								$ 0.0001	$ 0.001
Common stock, shares issued								10,000	10,000
Common stock, shares outstanding								10,000	10,000
HWH International Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount due		$ 3,018,750
Combination value		$ 325,000
Shares issued	149,443	149,443
Promissory note value		$ 1,184,375
Shares Issued, Price Per Share	$ 10.10
Proceeds from Issuance Initial Public Offering	$ 1,509,375
Share price	$ 2.82
Share issuance value	$ 421,429
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of price per share						$ 11.50				$ 12.00
Common stock, stock authorized				50,000,000		50,000,000	50,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				0		473,750	473,750
Common stock, shares outstanding				0		473,750	473,750
Common stock excluding redemption shares						1,976,036	8,625,000	1,976,036
Common Class A [Member] | Restated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, stock authorized								50,000,000
Common stock, par value								$ 0.0001
Common stock, shares issued								473,750
Common stock, shares outstanding								473,750
Common stock excluding redemption shares								1,976,036
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, stock authorized				50,000,000		5,000,000	5,000,000
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				0		2,156,250	2,156,250
Common stock, shares outstanding				0		2,156,250	2,156,250
Common Class B [Member] | Restated [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, stock authorized								50,000,000
Common stock, par value								$ 0.0001
Common stock, shares issued								2,156,250
Common stock, shares outstanding								2,156,250
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital stock authorized				55,000,000
Shares issued			149,443
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued							473,750
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Capital stock authorized				1,000,000
Warrant [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of price per share				$ 18.00		$ 18.00